Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (66.1%)
Communication Services (8.7%)
*	Alphabet Inc. Class A	2,781,025	5,622,982
*	Facebook Inc. Class A	10,374,608	2,672,706
	Comcast Corp. Class A	27,006,480	1,423,782
			9,719,470
Consumer Discretionary (6.7%)
	McDonald's Corp.	11,301,704	2,329,733
	TJX Cos. Inc.	25,819,656	1,703,839
	Home Depot Inc.	5,804,965	1,499,655
*	Alibaba Group Holding Ltd. ADR	4,001,948	951,503
*	Amazon.com Inc.	181,895	562,589
	Dollar General Corp.	1,855,550	350,680
			7,397,999
Consumer Staples (4.8%)
	Procter & Gamble Co.	13,215,934	1,632,564
	Sysco Corp.	18,079,543	1,439,674
	Coca-Cola Co.	22,053,633	1,080,408
	Nestle SA (Registered)	8,281,005	864,278
	Diageo plc	7,817,078	307,514
			5,324,438
Energy (1.7%)
	TOTAL SE	36,607,375	1,707,007
	Royal Dutch Shell plc Class A	11,318,230	233,103
			1,940,110
Financials (11.6%)
	JPMorgan Chase & Co.	18,759,884	2,760,892
	Charles Schwab Corp.	41,064,681	2,534,512
	Bank of America Corp.	45,164,202	1,567,649
	BlackRock Inc.	1,800,535	1,250,472
	American Express Co.	8,459,326	1,144,208
	Progressive Corp.	13,105,759	1,126,440
	Blackstone Group Inc. Class A	13,632,074	943,749
	Prudential plc	30,370,569	604,990
	Morgan Stanley	7,186,210	552,404
	S&P Global Inc.	1,136,026	374,162
	Goldman Sachs Group Inc.	249,756	79,792
			12,939,270
Health Care (9.9%)
	UnitedHealth Group Inc.	4,205,935	1,397,296
	Becton Dickinson & Co.	5,742,715	1,384,856

				Shares	Market Value ($000)
		Pfizer Inc.		41,020,977	1,373,793
		Novartis AG (Registered)		13,480,161	1,160,998
		HCA Healthcare Inc.		6,366,907	1,095,299
		Abbott Laboratories		8,303,685	994,615
		Anthem Inc.		2,763,736	837,937
[1]		AstraZeneca plc ADR		17,006,455	822,772
		Humana Inc.		1,955,977	742,587
		Baxter International Inc.		7,610,346	591,248
		Danaher Corp.		2,550,408	560,248
					10,961,649
Industrials (6.4%)
		Deere & Co.		3,084,309	1,076,794
		Union Pacific Corp.		4,482,782	923,274
		Raytheon Technologies Corp.		12,630,830	909,293
		Trane Technologies plc		5,111,366	783,266
		Northrop Grumman Corp.		2,455,985	716,313
		Fortive Corp.		8,858,005	583,034
		Lockheed Martin Corp.		1,624,715	536,562
		Vinci SA		3,870,535	402,535
		Schneider Electric SE		2,482,365	367,078
*		Airbus SE		2,795,878	324,810
		Johnson Controls International plc		3,974,304	221,726
		United Parcel Service Inc. Class B		1,089,364	171,934
		Illinois Tool Works Inc.		408,040	82,498
					7,099,117
Information Technology (13.8%)
		Microsoft Corp.		22,008,333	5,114,296
		Apple Inc.		20,291,850	2,460,590
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR		15,132,968	1,905,846
		Texas Instruments Inc.		9,253,159	1,594,042
		Global Payments Inc.		6,537,784	1,294,416
		Lam Research Corp.		1,133,579	642,955
		KLA Corp.		1,894,567	589,646
		Accenture plc Class A		2,282,157	572,593
		Fidelity National Information Services Inc.		3,322,653	458,526
		Cisco Systems Inc.		9,789,066	439,235
*		salesforce.com Inc.		1,339,625	290,029
					15,362,174
Real Estate (0.6%)
		American Tower Corp.		3,129,224	676,319
Utilities (1.9%)
		Exelon Corp.		27,036,238	1,043,599
		Duke Energy Corp.		12,041,748	1,030,653
					2,074,252
Total Common Stocks (Cost $44,990,943)					73,494,798
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.1%)
U.S. Government Securities (6.3%)
	United States Treasury Note/Bond	0.125%	10/31/22	205,000	205,000
	United States Treasury Note/Bond	0.125%	11/30/22	180,000	180,000
	United States Treasury Note/Bond	2.500%	3/31/23	89,000	93,367
	United States Treasury Note/Bond	0.125%	5/15/23	164,470	164,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	125,901
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	110,403
	United States Treasury Note/Bond	0.125%	1/15/24	116,810	116,354
	United States Treasury Note/Bond	0.125%	2/15/24	117,355	116,842
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	352,471
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	385,823
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	203,722
	United States Treasury Note/Bond	0.250%	5/31/25	850,000	838,445
	United States Treasury Note/Bond	0.250%	7/31/25	245,975	242,170
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	65,668
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	122,920
	United States Treasury Note/Bond	0.375%	11/30/25	208,000	205,075
[2]	United States Treasury Note/Bond	0.375%	1/31/26	1,115,320	1,097,370
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	81,527
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	31,884
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	412,557
	United States Treasury Note/Bond	3.125%	11/15/28	123,595	141,188
	United States Treasury Note/Bond	0.625%	5/15/30	507,790	476,053
	United States Treasury Note/Bond	0.875%	11/15/30	218,575	208,568
	United States Treasury Note/Bond	1.125%	2/15/31	81,500	79,488
	United States Treasury Note/Bond	1.125%	8/15/40	206,405	176,670
	United States Treasury Note/Bond	2.250%	8/15/46	85,179	87,415
	United States Treasury Note/Bond	2.750%	8/15/47	40,270	45,543
	United States Treasury Note/Bond	2.875%	5/15/49	395	460
[3]	United States Treasury Note/Bond	2.000%	2/15/50	35,881	34,950
	United States Treasury Note/Bond	1.250%	5/15/50	75,565	60,995
	United States Treasury Note/Bond	1.375%	8/15/50	83,270	69,478
	United States Treasury Note/Bond	1.625%	11/15/50	294,040	261,604
	United States Treasury Note/Bond	1.875%	2/15/51	197,420	186,870
					6,981,097
Conventional Mortgage-Backed Securities (0.3%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,916	20,684
[4,5]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,645
[4,5]	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	4	4
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,360	1,551
[4,5,6]	UMBS Pool	1.500%	3/15/36–4/15/36	287,990	291,275
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	46,587	48,631
[4,5]	UMBS Pool	3.000%	8/1/42–11/1/46	422	449
[4,5]	UMBS Pool	3.500%	11/1/45–6/1/46	114	123
					375,362
Nonconventional Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	83,739	86,817
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	221,411	238,749
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	19,579	19,846
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	3,523	3,578
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	2,834	2,888
[4,5]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	15,176	16,304
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	9,352	9,446
[4,5]	Freddie Mac REMICS	1.750%	3/15/41	11,784	12,012
[4,5]	Freddie Mac REMICS	2.000%	7/15/31	9,442	9,661
[4,5]	Freddie Mac REMICS	3.000%	12/15/39	2,598	2,628
[4,5]	Freddie Mac REMICS	3.500%	3/15/31	3,339	3,612
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	68,782	74,855
[4]	Ginnie Mae REMICS	1.700%	10/20/45	5,754	5,807
[4]	Ginnie Mae REMICS	1.800%	5/20/41	5,146	5,161
					491,364
Total U.S. Government and Agency Obligations (Cost $7,820,305)					7,847,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[4,7]	Aaset Trust Series 2019-1	3.844%	5/15/39	13,768	13,903
[7]	American Tower Trust	3.070%	3/15/23	43,000	43,557
[4,7]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	8,415	8,498
[4,7]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	21,615	22,027
[4,7]	Angel Oak Mortgage Trust I LLC Series 2019-2	3.628%	3/25/49	4,468	4,569
[4,7]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	16,450	16,610
[4,7,8]	Atlas Senior Loan Fund X Ltd. Series 2018-10A, 3M USD LIBOR + 1.090%	1.331%	1/15/31	7,799	7,778
[4,7,8]	Avery Point IV CLO Ltd. Series 2014-1A, 3M USD LIBOR + 1.100%	1.318%	4/25/26	494	494
[4,7]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	2,491	2,514
[4,7]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	25,166	25,245
[4,7]	Chesapeake Funding II LLC Series 2018-1A	3.040%	4/15/30	13,277	13,385
[4,7]	Chesapeake Funding II LLC Series 2018-3A	3.390%	1/15/31	16,595	16,948
[4,7]	Cloud Pass-Through Trust Series 2019-1A	3.554%	12/5/22	10,038	10,144
[4,7]	COLT Mortgage Loan Trust Series 2019-2	3.337%	5/25/49	6,026	6,034
[4,7]	COLT Mortgage Loan Trust Series 2020-1	2.488%	2/25/50	11,586	11,723
[4,7,8]	Columbia Cent CLO 27 Ltd. Series 2018-27A, 3M USD LIBOR + 1.150%	1.368%	10/25/28	16,823	16,815
[4]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	18,085	18,590
[4,7]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	15,721	16,035
[4,7]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	14,031	14,855
[4,7]	Deephaven Residential Mortgage Trust Series 2019-2A	3.558%	4/25/59	6,475	6,522
[4,7]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	1,273	1,274
[4,7]	Enterprise Fleet Financing LLC Series 2018-1	3.100%	10/20/23	3,495	3,529
[4,7]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	6,432	6,488
[4,7]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	12,043	12,189
[4,7]	Enterprise Fleet Financing LLC Series 2019-2	2.290%	2/20/25	21,712	22,027
[4,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	15,097	15,294
[4,7]	Exeter Automobile Receivables Trust Series 2019-4A	2.180%	1/17/23	475	475
[4,5,8]	Fannie Mae Connecticut Avenue Securities, 1M USD LIBOR + 5.900%	6.018%	10/25/28	4,942	5,221
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	6,674
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	8,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Hertz Fleet Lease Funding LP Series 2019-1	2.700%	1/10/33	16,829	16,992
[4,7]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	10,864	10,907
[4,7]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	10,693	10,778
[4,7]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	11,695	11,603
[4,7,8]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	1.173%	4/19/30	33,570	33,535
[4,7]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	6,064	6,164
[4,7,8]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.601%	7/21/24	36,370	36,443
[4,7]	OneMain Direct Auto Receivables Trust Series 2018-1A	3.430%	12/16/24	18,984	19,174
[4,7]	OneMain Financial Issuance Trust Series 2019-1A	3.480%	2/14/31	33,890	33,894
[4,7]	OneMain Financial Issuance Trust Series 2017-1A	2.370%	9/14/32	2,832	2,846
[4,7]	Santander Retail Auto Lease Trust Series 2019-B	2.300%	1/20/23	12,145	12,331
[4]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	45,430	49,306
[4,7]	Securitized Term Auto Receivables Trust Series 2018-2A	3.325%	8/25/22	6,173	6,213
[4,7]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	26,325
[4,7]	SoFi Consumer Loan Program Trust Series 2018-4	3.540%	11/26/27	238	238
[4,7]	SoFi Consumer Loan Program Trust Series 2019-1	3.240%	2/25/28	2,919	2,932
[4,7]	SoFi Consumer Loan Program Trust Series 2020-1	2.020%	1/25/29	10,405	10,512
[4,7]	Springleaf Funding Trust Series 2015-BA	3.480%	5/15/28	7,276	7,313
[4,7]	Start III Ltd. Series 2019-2	3.536%	11/15/44	984	977
[4,7]	START Ireland Series 2019-1	4.089%	3/15/44	12,722	12,721
[4,7,8]	Symphony CLO XIV Ltd. Series 2014-14A, 3M USD LIBOR + 0.950%	1.184%	7/14/26	30,005	29,958
[4,7]	Towd Point Mortgage Trust Series 2016-3	2.250%	4/25/56	643	647
[4,7]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	8,963	9,331
[4,7]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	29,505	29,460
[4,7]	Verus Securitization Trust Series 2019-2	3.211%	5/25/59	8,333	8,374
[4,7,8]	Voya CLO Ltd. Series 2014-1A, 3M USD LIBOR + 0.990%	1.216%	4/18/31	20,525	20,404
[4,7]	Westlake Automobile Receivables Trust Series 2019-3A	2.150%	2/15/23	5,402	5,428
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $767,120)					772,353
Corporate Bonds (20.2%)
Communications (1.7%)
	America Movil SAB de CV	3.125%	7/16/22	84,600	87,469
	America Movil SAB de CV	3.625%	4/22/29	26,990	29,780
	America Movil SAB de CV	6.125%	3/30/40	7,380	10,327
	AT&T Inc.	2.750%	6/1/31	36,795	37,350
	AT&T Inc.	3.650%	6/1/51	6,253	5,991
[4,7]	AT&T Inc.	3.500%	9/15/53	33,515	30,744
	AT&T Inc.	3.850%	6/1/60	23,037	21,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	British Telecommunications plc	3.250%	11/8/29	29,620	31,726
	Charter Communications Operating LLC	5.375%	5/1/47	3,455	4,065
	Charter Communications Operating LLC	5.125%	7/1/49	2,904	3,353
	Charter Communications Operating LLC	4.800%	3/1/50	3,777	4,151
	Charter Communications Operating LLC	3.700%	4/1/51	17,760	16,917
	Comcast Corp.	3.600%	3/1/24	50,730	55,377
	Comcast Corp.	3.375%	2/15/25	2,540	2,767
	Comcast Corp.	4.250%	1/15/33	42,890	51,291
	Comcast Corp.	4.200%	8/15/34	26,890	31,843
	Comcast Corp.	5.650%	6/15/35	4,725	6,383
	Comcast Corp.	4.400%	8/15/35	32,325	39,040
	Comcast Corp.	6.500%	11/15/35	4,720	6,846
	Comcast Corp.	6.400%	5/15/38	968	1,417
	Comcast Corp.	4.600%	10/15/38	48,045	59,909
	Comcast Corp.	4.650%	7/15/42	47,970	60,095
	Comcast Corp.	4.500%	1/15/43	22,000	26,935
	Comcast Corp.	4.750%	3/1/44	34,643	44,064
	Comcast Corp.	4.600%	8/15/45	43,296	54,122
	Comcast Corp.	3.969%	11/1/47	8,452	9,653
	Comcast Corp.	4.000%	3/1/48	12,180	13,974
	Comcast Corp.	4.700%	10/15/48	40,520	51,432
	Comcast Corp.	3.999%	11/1/49	23,162	26,742
	Comcast Corp.	2.450%	8/15/52	25,780	22,486
	Comcast Corp.	4.049%	11/1/52	19,920	23,110
	Comcast Corp.	4.950%	10/15/58	17,925	24,392
[7]	Cox Communications Inc.	3.250%	12/15/22	27,995	29,360
[7]	Cox Communications Inc.	2.950%	6/30/23	5,870	6,162
[7]	Cox Communications Inc.	3.150%	8/15/24	7,268	7,823
[4,7]	Cox Communications Inc.	4.800%	2/1/35	30,000	36,646
[7]	Cox Communications Inc.	6.450%	12/1/36	5,850	7,978
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	12,154
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	25,455
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	12,590
	Orange SA	4.125%	9/14/21	60,990	62,212
	Orange SA	9.000%	3/1/31	20,280	32,207
[4,7]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,775
[7]	Sky Ltd.	3.750%	9/16/24	45,046	49,420
[4,7]	Sprint Spectrum Co. LLC	4.738%	3/20/25	46,090	49,554
	Telefonica Emisiones SA	5.213%	3/8/47	35,120	41,003
	Telefonica Emisiones SA	5.520%	3/1/49	29,047	36,576
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,553
[4,7]	T-Mobile USA Inc.	2.050%	2/15/28	24,985	24,889
[4,7]	T-Mobile USA Inc.	3.875%	4/15/30	24,165	26,608
[4,7]	T-Mobile USA Inc.	3.300%	2/15/51	19,300	18,120
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,280	7,367
	Verizon Communications Inc.	4.329%	9/21/28	23,335	27,032
	Verizon Communications Inc.	4.812%	3/15/39	85,963	104,845
	Verizon Communications Inc.	4.750%	11/1/41	11,880	14,513
	Verizon Communications Inc.	4.862%	8/21/46	36,117	44,656
	Verizon Communications Inc.	5.012%	4/15/49	2,301	2,902
	Verizon Communications Inc.	4.672%	3/15/55	11,007	13,319
[4,7]	Verizon Communications Inc.	2.987%	10/30/56	24,607	22,247
	ViacomCBS Inc.	3.700%	6/1/28	15,190	16,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	5.000%	5/30/38	1,895	2,327
	Vodafone Group plc	5.250%	5/30/48	45,220	58,500
	Walt Disney Co.	3.000%	9/15/22	11,891	12,380
	Walt Disney Co.	2.650%	1/13/31	3,850	4,033
	Walt Disney Co.	3.500%	5/13/40	50,260	54,903
	Walt Disney Co.	2.750%	9/1/49	16,835	15,848
	Walt Disney Co.	3.600%	1/13/51	27,250	29,758
	Walt Disney Co.	3.800%	5/13/60	28,415	32,036
					1,854,984
Consumer Discretionary (0.8%)
	Amazon.com Inc.	2.800%	8/22/24	14,010	15,070
	Amazon.com Inc.	4.800%	12/5/34	37,370	48,450
	Amazon.com Inc.	4.950%	12/5/44	22,605	30,480
	Amazon.com Inc.	4.250%	8/22/57	41,385	51,741
	AutoZone Inc.	3.700%	4/15/22	46,136	47,467
[7]	BMW US Capital LLC	2.000%	4/11/21	21,300	21,330
[7]	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,035
[7]	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,334
[4]	Duke University	2.832%	10/1/55	25,700	26,171
[4]	Emory University	2.143%	9/1/30	25,351	25,704
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,436
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	62,760
[4]	Georgetown University	4.315%	4/1/49	5,405	6,611
[4]	Georgetown University	2.943%	4/1/50	9,430	9,278
	Home Depot Inc.	3.900%	12/6/28	10,250	11,831
	Home Depot Inc.	3.300%	4/15/40	18,410	19,997
	Home Depot Inc.	4.400%	3/15/45	28,655	35,207
	Home Depot Inc.	4.500%	12/6/48	12,215	15,422
[7,8]	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.174%	7/8/21	50,400	50,470
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	9,646
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	6,370
	Leland Stanford Junior University	6.875%	2/1/24	13,685	16,076
	Leland Stanford Junior University	7.650%	6/15/26	29,000	37,967
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	75,791
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,398
[4]	McDonald's Corp.	3.250%	6/10/24	5,460	5,916
[4]	McDonald's Corp.	4.875%	12/9/45	9,940	12,607
[4]	McDonald's Corp.	3.625%	9/1/49	37,735	40,682
[4]	Northeastern University	2.894%	10/1/50	6,995	6,849
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	31,898
	Starbucks Corp.	4.500%	11/15/48	51,181	61,725
[4]	University of Chicago	2.761%	4/1/45	5,825	5,812
	VF Corp.	2.800%	4/23/27	17,615	18,912
	VF Corp.	2.950%	4/23/30	37,015	39,466
[4]	Yale University	2.402%	4/15/50	14,740	13,953
					905,862
Consumer Staples (1.0%)
	Altria Group Inc.	5.800%	2/14/39	26,150	32,327
	Altria Group Inc.	4.500%	5/2/43	10,705	11,532
	Altria Group Inc.	3.875%	9/16/46	22,775	22,194
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,381
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	43,012
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	61,085	73,641
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	5,065
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	20,828
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	9,225	10,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	46,020
	BAT Capital Corp.	3.557%	8/15/27	63,450	68,746
[7]	Cargill Inc.	4.307%	5/14/21	60,532	61,032
[7]	Cargill Inc.	6.875%	5/1/28	19,355	24,548
[7]	Cargill Inc.	2.125%	4/23/30	5,265	5,329
[4,7]	Cargill Inc.	4.760%	11/23/45	28,190	35,606
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	23,142
	Coca-Cola European Partners plc	4.500%	9/1/21	8,430	8,503
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,657
	Conagra Brands Inc.	4.600%	11/1/25	7,855	9,033
	Conagra Brands Inc.	1.375%	11/1/27	11,765	11,528
	Conagra Brands Inc.	5.300%	11/1/38	6,410	8,143
	Constellation Brands Inc.	2.700%	5/9/22	2,385	2,446
	Constellation Brands Inc.	3.750%	5/1/50	2,415	2,632
[4,7]	Danone SA	2.947%	11/2/26	30,550	32,997
	Diageo Capital plc	2.625%	4/29/23	48,310	50,399
	Diageo Capital plc	2.375%	10/24/29	20,000	20,727
	Diageo Capital plc	2.000%	4/29/30	5,830	5,854
	Diageo Capital plc	2.125%	4/29/32	1,845	1,858
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,812
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	13,161
[7]	Imperial Brands Finance plc	3.750%	7/21/22	34,745	36,064
	Kroger Co.	3.850%	8/1/23	10,770	11,572
	Kroger Co.	4.000%	2/1/24	22,290	24,335
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	3,302
	Molson Coors Beverage Co.	3.500%	5/1/22	16,525	17,089
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	59,164
	PepsiCo Inc.	4.000%	3/5/42	51,391	60,641
	Philip Morris International Inc.	2.500%	8/22/22	21,645	22,370
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,605
	Philip Morris International Inc.	3.375%	8/11/25	14,440	15,813
	Philip Morris International Inc.	4.875%	11/15/43	6,185	7,631
[7]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	16,151
	Walmart Inc.	3.550%	6/26/25	56,910	63,238
	Walmart Inc.	3.625%	12/15/47	14,215	16,320
					1,082,144
Energy (1.0%)
[7]	BG Energy Capital plc	4.000%	10/15/21	5,000	5,106
[4]	BP Capital Markets America Inc.	3.245%	5/6/22	35,000	36,182
	BP Capital Markets America Inc.	1.749%	8/10/30	7,780	7,507
	BP Capital Markets America Inc.	2.939%	6/4/51	25,630	23,286
	BP Capital Markets plc	2.500%	11/6/22	22,000	22,775
	BP Capital Markets plc	3.994%	9/26/23	16,185	17,636
	BP Capital Markets plc	3.814%	2/10/24	38,938	42,482
	BP Capital Markets plc	3.506%	3/17/25	50,285	55,222
	Chevron Corp.	3.191%	6/24/23	25,330	26,824
	Cimarex Energy Co.	4.375%	6/1/24	31,555	34,316
	ConocoPhillips Co.	4.950%	3/15/26	4,385	5,138
	Energy Transfer Operating LP	5.250%	4/15/29	40,000	46,150
	Energy Transfer Operating LP	5.300%	4/15/47	5,745	6,054
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	28,689
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	5,960
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,425
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,795
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	38,681
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	26,176
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	37,509
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	13,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	47,605	47,258
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	23,800	23,642
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	39,151
[7]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	34,476
[7]	Schlumberger Investment SA	2.400%	8/1/22	23,925	24,438
	Schlumberger Investment SA	3.650%	12/1/23	44,520	48,086
	Shell International Finance BV	3.250%	5/11/25	11,051	12,064
	Shell International Finance BV	4.125%	5/11/35	43,465	50,491
	Shell International Finance BV	5.500%	3/25/40	12,990	17,557
	Shell International Finance BV	4.375%	5/11/45	96,700	114,207
[7]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	50,595	53,902
	Suncor Energy Inc.	5.950%	12/1/34	20,700	26,683
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,500	3,736
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	750	785
	Total Capital International SA	2.700%	1/25/23	36,510	38,130
	Total Capital International SA	3.750%	4/10/24	41,500	45,525
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	54,651
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	8,148
					1,143,525
Financials (7.1%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	30,300
[7]	AIA Group Ltd.	3.600%	4/9/29	50,475	55,771
[4,7]	AIA Group Ltd.	3.375%	4/7/30	12,460	13,638
[4]	American Express Credit Corp.	2.700%	3/3/22	54,990	56,158
	American International Group Inc.	4.250%	3/15/29	35,227	40,775
	American International Group Inc.	4.500%	7/16/44	6,907	8,218
	American International Group Inc.	4.750%	4/1/48	4,585	5,675
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	21,627
	Banco Santander SA	3.125%	2/23/23	28,400	29,836
	Banco Santander SA	3.848%	4/12/23	16,400	17,548
	Banco Santander SA	2.749%	12/3/30	15,600	15,321
[4]	Bank of America Corp.	3.300%	1/11/23	7,905	8,331
[4]	Bank of America Corp.	2.816%	7/21/23	60,525	62,531
[4]	Bank of America Corp.	4.125%	1/22/24	16,100	17,751
[4]	Bank of America Corp.	4.000%	1/22/25	32,900	36,449
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	11,124
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	95,617
[4]	Bank of America Corp.	3.593%	7/21/28	37,950	42,157
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	9,575
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	86,077
[4]	Bank of America Corp.	3.974%	2/7/30	120,185	136,968
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	38,069
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	52,082
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	14,029
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	51,722
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	6,119
[4]	Bank of America Corp.	4.330%	3/15/50	78,120	92,818
[7]	Bank of Montreal	2.500%	1/11/22	60,000	61,146
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	30,117
	Bank of Nova Scotia	2.700%	8/3/26	63,160	67,799
[4]	Barclays plc	3.932%	5/7/25	55,605	60,484
[8]	Barclays plc, 3M USD LIBOR + 1.380%	1.574%	5/16/24	36,385	37,053
[7]	BNP Paribas SA	2.950%	5/23/22	4,105	4,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BNP Paribas SA	3.250%	3/3/23	7,620	8,077
[7]	BNP Paribas SA	3.800%	1/10/24	44,775	48,671
[7]	BNP Paribas SA	3.375%	1/9/25	60,670	65,960
[4,7]	BNP Paribas SA	2.819%	11/19/25	45,685	48,592
[7]	BNP Paribas SA	3.500%	11/16/27	69,325	76,270
[7]	BPCE SA	5.700%	10/22/23	6,225	7,015
	BPCE SA	4.000%	4/15/24	30,615	33,788
[7]	BPCE SA	5.150%	7/21/24	43,790	49,604
[7]	BPCE SA	3.500%	10/23/27	64,230	70,563
[7]	BPCE SA	2.700%	10/1/29	50,000	52,183
[8]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.939%	6/16/22	57,780	58,214
	Capital One Financial Corp.	3.750%	4/24/24	55,460	60,235
	Capital One Financial Corp.	3.200%	2/5/25	24,185	26,060
	Charles Schwab Corp.	3.200%	3/2/27	19,665	21,865
	Chubb Corp.	6.000%	5/11/37	50,000	70,346
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	24,384
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	37,181
	Citigroup Inc.	4.500%	1/14/22	33,920	35,151
	Citigroup Inc.	4.125%	7/25/28	14,550	16,496
[4]	Citigroup Inc.	3.520%	10/27/28	72,550	80,251
	Citigroup Inc.	6.625%	6/15/32	45,000	61,385
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	41,274
[4]	Comerica Bank	2.500%	7/23/24	27,415	29,177
[4,7]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	46,506
[7]	Credit Agricole SA	3.750%	4/24/23	31,675	33,871
[7]	Credit Agricole SA	3.250%	10/4/24	71,600	77,540
	Credit Suisse AG	3.000%	10/29/21	18,325	18,668
[4]	Credit Suisse AG	3.625%	9/9/24	4,885	5,369
[4,7]	Credit Suisse Group AG	3.574%	1/9/23	20,675	21,245
[4,7]	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,380
	Credit Suisse Group AG	3.750%	3/26/25	67,850	74,276
[4,7]	Credit Suisse Group AG	2.593%	9/11/25	17,585	18,515
[4,7]	Credit Suisse Group AG	3.869%	1/12/29	10,980	12,125
[7,8]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.460%	6/12/24	25,015	25,482
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	58,003
[7]	Danske Bank A/S	5.000%	1/12/22	21,605	22,416
[7]	Danske Bank A/S	3.875%	9/12/23	46,290	49,852
[7]	Danske Bank A/S	5.375%	1/12/24	28,240	31,738
[4,7]	Danske Bank A/S	1.621%	9/11/26	28,990	28,945
[4]	Deutsche Bank AG	4.250%	10/14/21	25,995	26,568
[7]	DNB Boligkreditt A/S	2.500%	3/28/22	47,550	48,687
[4,7]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,497
[4,7]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	17,941
[7]	Farmers Exchange Capital	7.050%	7/15/28	25,000	30,902
	Fifth Third Bancorp	2.550%	5/5/27	19,150	20,427
[7]	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,548
	Global Payments Inc.	2.900%	5/15/30	14,680	15,272
	Globe Life Inc.	7.875%	5/15/23	45,000	52,050
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	42,697
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	65,976
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	37,427
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	19,113
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	50,096
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	20,094
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	16,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	26,750
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	77,825
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,490	22,061
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	64,186
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	29,754
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	33,316
	HSBC Holdings plc	3.600%	5/25/23	60,200	64,526
	HSBC Holdings plc	3.900%	5/25/26	12,085	13,501
	HSBC Holdings plc	1.589%	5/24/27	25,850	25,878
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	24,460
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	46,447
[4]	HSBC Holdings plc	2.357%	8/18/31	41,450	41,052
	HSBC Holdings plc	6.500%	5/2/36	25,000	34,498
	HSBC Holdings plc	6.100%	1/14/42	40,665	58,068
	HSBC Holdings plc	5.250%	3/14/44	13,210	16,909
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.189%	5/18/24	26,340	26,637
	HSBC USA Inc.	3.500%	6/23/24	28,025	30,560
	ING Groep NV	3.150%	3/29/22	12,955	13,353
	ING Groep NV	3.950%	3/29/27	44,565	50,594
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	5,540
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,730	12,179
[4,7]	JAB Holdings BV	2.200%	11/23/30	9,385	9,063
[7]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,868
[7]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,336
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	29,334
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	42,748
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,410
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	34,238
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	15,516
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	76,124
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	17,934
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	20,389
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	135,601
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	24,918
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	22,852
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	19,874
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	185,007
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	20,045
[7]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,422
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	13,173
[7]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	40,222
[4,7]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	53,188
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	26,583
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	27,439
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	14,318
	MetLife Inc.	3.600%	4/10/24	35,035	38,179
	MetLife Inc.	4.125%	8/13/42	5,565	6,526
	MetLife Inc.	4.875%	11/13/43	17,000	22,342
[7]	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	14,132
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	26,508
[4,7]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	23,437
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	70,068
[4]	Morgan Stanley	3.875%	4/29/24	97,010	106,594
[4]	Morgan Stanley	3.700%	10/23/24	29,050	32,077
[4]	Morgan Stanley	2.720%	7/22/25	53,860	57,101
[4]	Morgan Stanley	4.000%	7/23/25	29,455	33,102
[4]	Morgan Stanley	3.125%	7/27/26	11,435	12,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley	6.250%	8/9/26	20,000	25,080
	Morgan Stanley	3.625%	1/20/27	60,000	67,294
[4]	Morgan Stanley	3.772%	1/24/29	56,905	63,584
[4]	Morgan Stanley	2.699%	1/22/31	74,290	76,777
	Morgan Stanley	4.300%	1/27/45	18,360	22,585
[4,7]	National Australia Bank Ltd.	2.332%	8/21/30	66,055	63,867
[4,7]	Nationwide Building Society	3.622%	4/26/23	23,975	24,794
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	51,305
[4,7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	32,090	35,233
[7]	NBK SPC Ltd.	2.750%	5/30/22	56,530	57,846
[7]	New York Life Global Funding	2.900%	1/17/24	29,050	31,037
[7]	New York Life Insurance Co.	5.875%	5/15/33	55,395	72,834
[7]	New York Life Insurance Co.	3.750%	5/15/50	9,245	10,189
[7]	New York Life Insurance Co.	4.450%	5/15/69	15,270	18,858
[4,7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	26,651
[4,7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	9,821
[4,6,7]	NTT Finance Corp.	1.162%	4/3/26	34,235	34,111
[4,6,7]	NTT Finance Corp.	2.065%	4/3/31	9,445	9,406
[7]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	17,739
[4,7]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	10,843
[4,7]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	57,405
[7]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	18,769
[4]	PNC Bank NA	3.300%	10/30/24	18,195	19,933
[4]	PNC Bank NA	4.200%	11/1/25	16,650	18,905
[4]	PNC Bank NA	3.100%	10/25/27	41,975	46,455
[4]	PNC Bank NA	3.250%	1/22/28	60,465	66,604
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	45,700
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	57,105
[7]	Principal Life Global Funding II	2.500%	9/16/29	25,000	25,904
	Prudential plc	3.125%	4/14/30	14,640	15,903
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	34,049
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	21,327
[7]	Societe Generale SA	3.250%	1/12/22	38,635	39,649
[4]	State Street Corp.	2.653%	5/15/23	30,770	31,609
	Synchrony Bank	3.650%	5/24/21	46,195	46,406
[4,7]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	24,830	30,982
[7]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	49,187
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	46,872
[4,7]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	41,741
[7]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	36,414
[7]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	21,188
	Truist Bank	2.625%	1/15/22	16,800	17,116
[4]	Truist Bank	3.300%	5/15/26	12,895	14,159
[4]	Truist Financial Corp.	2.750%	4/1/22	61,300	62,835
[4]	Truist Financial Corp.	2.200%	3/16/23	31,045	32,165
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	54,317
[4]	Truist Financial Corp.	1.950%	6/5/30	22,005	22,127
[7]	UBS Group AG	3.000%	4/15/21	5,130	5,147
[4,7]	UBS Group AG	3.126%	8/13/30	16,000	17,147
[7]	UBS Group AG	2.095%	2/11/32	23,650	23,137
[4]	US Bancorp	3.700%	1/30/24	52,500	57,211
[4]	Wells Fargo & Co.	3.500%	3/8/22	64,245	66,335
	Wells Fargo & Co.	3.069%	1/24/23	12,990	13,305
[4]	Wells Fargo & Co.	3.450%	2/13/23	48,895	51,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.480%	1/16/24	46,156	51,060
[4]	Wells Fargo & Co.	3.750%	1/24/24	50,755	55,132
[4]	Wells Fargo & Co.	3.550%	9/29/25	32,170	35,504
	Wells Fargo & Co.	3.000%	4/22/26	39,405	42,594
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	65,903
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	15,827
[4]	Wells Fargo & Co.	2.572%	2/11/31	76,020	78,376
	Wells Fargo & Co.	5.606%	1/15/44	68,281	91,302
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,327
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	23,535
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	85,854
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	28,524
					7,942,928
Health Care (2.4%)
	AbbVie Inc.	3.450%	3/15/22	18,695	19,200
	AbbVie Inc.	3.800%	3/15/25	15,725	17,229
	AbbVie Inc.	4.050%	11/21/39	20,255	23,264
	AbbVie Inc.	4.850%	6/15/44	18,000	22,385
	AbbVie Inc.	4.450%	5/14/46	29,520	34,747
	AbbVie Inc.	4.250%	11/21/49	18,435	21,379
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	7,285
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	8,908
	Aetna Inc.	2.800%	6/15/23	25,660	26,892
[7]	Alcon Finance Corp.	2.750%	9/23/26	5,830	6,257
[4,7]	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,798
[7]	Alcon Finance Corp.	3.800%	9/23/49	22,830	24,658
	Amgen Inc.	2.300%	2/25/31	43,075	43,452
	Amgen Inc.	3.150%	2/21/40	29,570	30,393
	Amgen Inc.	5.150%	11/15/41	10,583	13,828
[4,7]	Amgen Inc.	2.770%	9/1/53	14,741	13,404
	Anthem Inc.	3.700%	8/15/21	10,000	10,063
	Anthem Inc.	3.300%	1/15/23	42,468	44,711
	Anthem Inc.	3.650%	12/1/27	26,975	30,403
	Anthem Inc.	4.101%	3/1/28	40,910	47,070
	Anthem Inc.	4.650%	8/15/44	2,876	3,514
[4]	Ascension Health	2.532%	11/15/29	22,515	23,648
[4]	Ascension Health	4.847%	11/15/53	23,970	32,976
	AstraZeneca plc	4.000%	1/17/29	47,000	53,521
	AstraZeneca plc	6.450%	9/15/37	23,385	34,202
[4,7]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	52,501
[7]	Bayer US Finance LLC	3.000%	10/8/21	46,850	47,591
[4,7]	Bayer US Finance LLC	3.375%	10/8/24	33,220	36,083
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	18,728
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	11,280
	Boston Scientific Corp.	4.000%	3/1/29	6,810	7,712
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,753
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,830	8,276
	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	34,884
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	21,276
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	9,394
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	25,482
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	5,009
[4]	Cigna Corp.	3.250%	4/15/25	31,655	34,193
	Cigna Corp.	4.375%	10/15/28	18,600	21,607
	CommonSpirit Health	2.950%	11/1/22	13,735	14,287
	CommonSpirit Health	4.200%	8/1/23	9,885	10,707
	CommonSpirit Health	2.760%	10/1/24	29,395	31,234
	CommonSpirit Health	3.347%	10/1/29	34,695	37,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	2.782%	10/1/30	15,150	15,637
[4]	CommonSpirit Health	4.350%	11/1/42	23,365	26,355
	CommonSpirit Health	4.187%	10/1/49	39,540	43,647
[4]	Cottage Health Obligated Group	3.304%	11/1/49	14,470	15,275
	CVS Health Corp.	4.300%	3/25/28	2,453	2,822
	CVS Health Corp.	4.875%	7/20/35	6,900	8,453
	CVS Health Corp.	4.125%	4/1/40	11,570	13,190
	CVS Health Corp.	5.125%	7/20/45	31,100	39,304
	Dignity Health	3.812%	11/1/24	20,780	22,598
[7]	EMD Finance LLC	2.950%	3/19/22	23,660	24,191
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	29,136
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	24,292
	Gilead Sciences Inc.	4.500%	2/1/45	4,945	5,883
	Gilead Sciences Inc.	2.800%	10/1/50	38,610	35,512
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	33,301
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	61,227
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	16,389
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	18,932
[4]	Mass General Brigham Inc.	3.192%	7/1/49	24,480	25,187
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	33,228
	Medtronic Inc.	3.500%	3/15/25	13,468	14,786
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	18,877
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,218
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	13,361
	Merck & Co. Inc.	2.750%	2/10/25	47,090	50,273
	Merck & Co. Inc.	3.400%	3/7/29	49,240	55,029
	Merck & Co. Inc.	4.150%	5/18/43	22,090	26,616
	Merck & Co. Inc.	4.000%	3/7/49	52,385	62,456
[4]	Mercy Health	4.302%	7/1/28	20,339	23,288
	Novartis Capital Corp.	3.400%	5/6/24	16,695	18,197
	Novartis Capital Corp.	4.400%	5/6/44	25,896	32,300
	Pfizer Inc.	3.450%	3/15/29	70,335	78,764
	Pfizer Inc.	1.700%	5/28/30	6,065	5,956
	Pfizer Inc.	4.100%	9/15/38	53,995	64,176
	Pfizer Inc.	2.550%	5/28/40	7,535	7,395
	Pfizer Inc.	2.700%	5/28/50	8,330	7,941
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	18,241
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	13,362
[4,7]	Royalty Pharma plc	3.300%	9/2/40	14,550	14,591
[4,7]	Royalty Pharma plc	3.550%	9/2/50	44,555	43,899
[4]	Rush Obligated Group	3.922%	11/15/29	11,880	13,510
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	40,581
[4]	Sutter Health	2.294%	8/15/30	18,345	18,629
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	29,774
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	18,250
	Toledo Hospital	5.750%	11/15/38	18,910	22,892
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,790
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,805
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	16,811
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	39,185
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	7,511
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	11,934
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	8,415
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	80,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	31,668
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	9,975
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	26,905
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	6,136
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	25,819
	UnitedHealth Group Inc.	2.900%	5/15/50	26,720	26,133
	UnitedHealth Group Inc.	3.875%	8/15/59	4,125	4,662
	Wyeth LLC	5.950%	4/1/37	25,000	35,465
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,894
					2,640,213
Industrials (0.8%)
[7]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	12,286
[4,7]	BAE Systems plc	3.400%	4/15/30	7,335	8,007
	Boeing Co.	1.433%	2/4/24	37,830	37,889
	Boeing Co.	2.700%	2/1/27	17,155	17,599
	Boeing Co.	8.625%	11/15/31	9,460	13,799
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,762
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,431
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,510
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	7,470
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	15,938
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	3,204
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	10,078
	Canadian National Railway Co.	2.450%	5/1/50	6,870	6,345
	Carrier Global Corp.	2.722%	2/15/30	15,418	15,998
	Caterpillar Inc.	2.600%	6/26/22	11,345	11,628
	Caterpillar Inc.	3.400%	5/15/24	14,200	15,386
[4]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	16,323	16,668
	CSX Corp.	4.300%	3/1/48	16,150	19,200
	CSX Corp.	3.350%	9/15/49	5,535	5,713
	Deere & Co.	7.125%	3/3/31	17,500	24,942
[7]	ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,475
[7]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	29,385
[4]	Federal Express Corp. 1998 Pass-Through Trust	6.720%	1/15/22	1,284	1,333
	FedEx Corp.	2.700%	4/15/23	23,430	24,512
	FedEx Corp.	4.100%	2/1/45	4,455	4,900
	FedEx Corp.	4.550%	4/1/46	6,073	7,118
	FedEx Corp.	4.050%	2/15/48	1,705	1,870
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	57,463
[4]	John Deere Capital Corp.	3.450%	3/13/25	43,145	47,426
[4]	Kansas City Southern	4.950%	8/15/45	16,985	21,089
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	11,242
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,707
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	10,033
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	18,411
	Lockheed Martin Corp.	2.800%	6/15/50	7,285	7,061
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	6,582
	Otis Worldwide Corp.	2.565%	2/15/30	8,000	8,233
	Otis Worldwide Corp.	3.112%	2/15/40	17,030	17,598
	Otis Worldwide Corp.	3.362%	2/15/50	30,240	31,458
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,523
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	21,734
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	19,204
	Raytheon Technologies Corp.	6.050%	6/1/36	20,325	28,222
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	11,161
	Raytheon Technologies Corp.	4.500%	6/1/42	8,727	10,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.750%	11/1/46	5,923	6,456
[7]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	66,113
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	42,562
[4]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	5,157	5,320
	Union Pacific Corp.	3.700%	3/1/29	17,470	19,589
	Union Pacific Corp.	3.250%	2/5/50	5,565	5,733
	Union Pacific Corp.	3.799%	10/1/51	23,191	25,986
	Union Pacific Corp.	3.839%	3/20/60	9,530	10,683
[4,7]	Union Pacific Corp.	2.973%	9/16/62	22,015	20,593
	Union Pacific Corp.	3.750%	2/5/70	10,510	11,358
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	6,407	6,491
					934,160
Materials (0.1%)
	International Paper Co.	4.350%	8/15/48	45,400	55,241
					55,241
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	3,123
	American Tower Corp.	4.400%	2/15/26	7,315	8,283
	American Tower Corp.	3.800%	8/15/29	33,804	37,722
	Boston Properties LP	3.125%	9/1/23	13,275	14,056
	Boston Properties LP	3.800%	2/1/24	1,750	1,894
	Crown Castle International Corp.	3.650%	9/1/27	10,215	11,328
	Crown Castle International Corp.	3.800%	2/15/28	8,435	9,322
	Crown Castle International Corp.	2.100%	4/1/31	47,605	45,994
	Equinix Inc.	3.000%	7/15/50	34,420	31,709
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	33,318
	Realty Income Corp.	3.250%	1/15/31	12,940	14,065
[7]	SBA Tower Trust	3.168%	4/11/22	48,960	49,107
[4,7]	SBA Tower Trust	3.448%	3/15/23	23,770	25,115
[7]	SBA Tower Trust	2.836%	1/15/25	25,075	26,687
[4,7]	SBA Tower Trust	1.884%	1/15/26	8,960	9,098
[4,7]	Scentre Group Trust 1	4.375%	5/28/30	19,110	21,759
	Simon Property Group LP	3.750%	2/1/24	3,265	3,526
	Simon Property Group LP	3.375%	10/1/24	10,055	10,886
	Simon Property Group LP	2.450%	9/13/29	19,865	20,101
	VEREIT Operating Partnership LP	3.400%	1/15/28	5,900	6,342
	VEREIT Operating Partnership LP	2.200%	6/15/28	24,400	24,223
	VEREIT Operating Partnership LP	2.850%	12/15/32	13,205	13,174
					420,832
Technology (2.0%)
	Apple Inc.	3.000%	2/9/24	22,535	24,144
	Apple Inc.	3.450%	5/6/24	39,950	43,693
	Apple Inc.	2.850%	5/11/24	44,990	48,187
	Apple Inc.	2.750%	1/13/25	21,495	23,003
	Apple Inc.	3.250%	2/23/26	37,631	41,369
	Apple Inc.	2.450%	8/4/26	43,466	46,282
	Apple Inc.	3.350%	2/9/27	55,925	62,236
	Apple Inc.	3.200%	5/11/27	39,185	43,357
	Apple Inc.	2.900%	9/12/27	55,355	60,244
	Apple Inc.	3.850%	5/4/43	17,000	19,876
	Apple Inc.	4.450%	5/6/44	5,075	6,410
	Apple Inc.	3.850%	8/4/46	36,890	42,370
	Apple Inc.	2.650%	5/11/50	17,660	16,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.550%	8/20/60	48,290	42,692
	Broadcom Corp.	3.875%	1/15/27	11,385	12,473
	Broadcom Inc.	4.250%	4/15/26	3,505	3,923
	Broadcom Inc.	4.110%	9/15/28	37,859	41,913
	Broadcom Inc.	4.150%	11/15/30	4,480	4,934
[4,7]	Broadcom Inc.	3.500%	2/15/41	24,030	23,912
[4,7]	Broadcom Inc.	3.750%	2/15/51	11,745	11,622
	Cisco Systems Inc.	2.500%	9/20/26	15,676	16,933
[6]	Fidelity National Information Services Inc.	1.650%	3/1/28	8,070	7,999
	Fiserv Inc.	3.200%	7/1/26	23,105	25,144
	Intel Corp.	2.875%	5/11/24	29,395	31,476
	Intel Corp.	4.100%	5/19/46	51,605	60,751
	International Business Machines Corp.	3.375%	8/1/23	60,000	64,411
	International Business Machines Corp.	3.625%	2/12/24	35,000	38,201
	International Business Machines Corp.	3.000%	5/15/24	86,100	92,594
	International Business Machines Corp.	3.300%	5/15/26	155,985	172,304
	International Business Machines Corp.	3.500%	5/15/29	103,700	114,472
	International Business Machines Corp.	5.875%	11/29/32	20,240	27,829
	International Business Machines Corp.	2.850%	5/15/40	11,490	11,543
	International Business Machines Corp.	2.950%	5/15/50	4,545	4,389
	Microsoft Corp.	2.875%	2/6/24	57,005	60,955
	Microsoft Corp.	3.125%	11/3/25	17,700	19,476
	Microsoft Corp.	3.500%	2/12/35	23,520	27,545
	Microsoft Corp.	3.450%	8/8/36	65,320	76,004
	Microsoft Corp.	4.100%	2/6/37	28,491	35,026
	Microsoft Corp.	3.700%	8/8/46	61,115	72,172
	Microsoft Corp.	2.525%	6/1/50	122,844	115,328
	Oracle Corp.	2.500%	5/15/22	46,930	48,000
	Oracle Corp.	2.950%	11/15/24	79,830	86,163
	Oracle Corp.	2.950%	5/15/25	13,635	14,673
	Oracle Corp.	3.250%	11/15/27	111,485	123,013
	Oracle Corp.	4.000%	11/15/47	32,175	35,728
	Oracle Corp.	3.600%	4/1/50	47,245	49,561
	Oracle Corp.	3.850%	4/1/60	18,200	19,674
	QUALCOMM Inc.	1.300%	5/20/28	27,474	26,717
	QUALCOMM Inc.	2.150%	5/20/30	29,475	29,668
	QUALCOMM Inc.	1.650%	5/20/32	41,155	39,228
	QUALCOMM Inc.	3.250%	5/20/50	10,605	10,978
					2,177,178
Utilities (2.9%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	5,936
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	17,324
	Alabama Power Co.	5.700%	2/15/33	15,000	19,767
	Alabama Power Co.	3.750%	3/1/45	24,430	27,050
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	34,188
	Ameren Illinois Co.	3.800%	5/15/28	22,215	25,266
	Ameren Illinois Co.	6.125%	12/15/28	54,000	66,816
	Ameren Illinois Co.	3.700%	12/1/47	5,045	5,635
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,782
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,597
	American Water Capital Corp.	4.200%	9/1/48	30,403	36,308
	American Water Capital Corp.	4.150%	6/1/49	850	1,010
	American Water Capital Corp.	3.450%	5/1/50	2,280	2,424
	Arizona Public Service Co.	3.350%	5/15/50	11,220	11,763
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	6,339
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	57,519
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	1,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	13,903
[4,7]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	18,710
[7]	Boston Gas Co.	3.150%	8/1/27	5,385	5,889
[4,7]	Boston Gas Co.	3.001%	8/1/29	5,970	6,381
[7]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,946
[4,7]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	72,150
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	9,156
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,556
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	16,486
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	7,003
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	20,257
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	44,077
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	3,021
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,902
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	82,517
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,530	27,374
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,742
	Dominion Energy Inc.	2.715%	8/15/21	15,805	15,973
[7]	Dominion Energy Inc.	2.450%	1/15/23	111,320	115,533
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	7,251
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	34,060
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	6,891
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	11,133
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,880
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	61,897
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,950
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,190
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	43,066
	DTE Energy Co.	3.800%	3/15/27	9,550	10,680
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,593
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	18,541
	Duke Energy Corp.	2.650%	9/1/26	11,775	12,478
	Duke Energy Corp.	3.400%	6/15/29	12,030	13,125
	Duke Energy Corp.	4.800%	12/15/45	44,700	54,724
	Duke Energy Corp.	3.750%	9/1/46	9,940	10,568
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,517
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	39,684
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	21,112
	Duke Energy Progress LLC	4.100%	3/15/43	615	711
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	47,923
[4,7]	East Ohio Gas Co.	2.000%	6/15/30	8,960	8,891
[7]	East Ohio Gas Co.	3.000%	6/15/50	13,050	12,709
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	22,992
[4]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	19,580	20,779
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	4,185	5,012
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	24,863	29,253
	Emera US Finance LP	3.550%	6/15/26	34,050	37,288
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	16,489
	Evergy Inc.	2.450%	9/15/24	10,420	10,939
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	9,167
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,808
	Evergy Metro Inc.	4.200%	3/15/48	3,419	3,970
[4]	Eversource Energy	2.900%	10/1/24	17,450	18,688
[4]	Eversource Energy	3.150%	1/15/25	5,025	5,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Eversource Energy	3.300%	1/15/28	14,410	15,833
	Florida Power & Light Co.	5.650%	2/1/35	50,000	68,403
	Florida Power & Light Co.	4.950%	6/1/35	10,000	13,074
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,805
	Florida Power & Light Co.	5.950%	2/1/38	39,215	55,460
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,631
	Florida Power & Light Co.	3.700%	12/1/47	17,370	19,761
	Fortis Inc.	3.055%	10/4/26	28,565	30,980
	Georgia Power Co.	5.400%	6/1/40	6,665	8,507
[4]	Georgia Power Co.	4.750%	9/1/40	25,858	31,483
	Georgia Power Co.	4.300%	3/15/42	9,934	11,664
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	17,809
[4,7]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	27,182
[7]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	29,634
[4,7]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	7,367
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	1,278
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,565
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	14,139
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	46,343
[4,7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,345	2,574
[7]	Monongahela Power Co.	5.400%	12/15/43	4,570	5,737
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	16,263
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	42,879
[4]	Nevada Power Co.	3.125%	8/1/50	17,790	18,129
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	44,402
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	10,134
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	36,040
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	15,584
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	40,474
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	41,678
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	14,501
	NiSource Inc.	5.250%	2/15/43	14,588	18,398
	NiSource Inc.	4.800%	2/15/44	10,370	12,643
	Northern States Power Co.	6.250%	6/1/36	50,000	71,615
[4,7]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	46,526
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,653
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,951
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	19,246
	Oglethorpe Power Corp.	5.050%	10/1/48	5,640	6,691
[4,7]	Oglethorpe Power Corp.	3.750%	8/1/50	8,520	8,600
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	20,370
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,290
	PacifiCorp	2.950%	6/1/23	29,675	31,186
	PacifiCorp	2.700%	9/15/30	5,025	5,315
	PacifiCorp	5.900%	8/15/34	12,500	16,260
	PacifiCorp	6.250%	10/15/37	36,635	51,580
	PacifiCorp	4.125%	1/15/49	2,141	2,450
	PacifiCorp	4.150%	2/15/50	11,625	13,776
	PacifiCorp	3.300%	3/15/51	11,806	12,368
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,873
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	36,234
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,399
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	5,978
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	7,060
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	10,255	10,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	3,637
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	3,291
	Sempra Energy	2.875%	10/1/22	27,530	28,398
	Sempra Energy	3.250%	6/15/27	80,765	88,176
	Sempra Energy	6.000%	10/15/39	14,800	20,034
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	36,118
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	8,371
[4]	Southern California Edison Co.	2.400%	2/1/22	4,295	4,363
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,642
	Southern California Edison Co.	6.000%	1/15/34	7,695	10,153
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	61,219
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	52,873
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,632
	Southern California Edison Co.	4.000%	4/1/47	6,530	7,121
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	12,733
	Southern California Edison Co.	3.650%	2/1/50	5,405	5,566
	Southern Co.	3.250%	7/1/26	30,885	33,509
	Southern Co.	4.400%	7/1/46	41,137	47,346
	Southwest Gas Corp.	2.200%	6/15/30	6,310	6,378
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,427
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,106
[4,7]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	63,930
[7]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	31,529
	Union Electric Co.	4.000%	4/1/48	14,316	16,620
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,983
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	17,896
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,393
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	23,729
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	56,456
					3,275,333
Total Corporate Bonds (Cost $20,205,124)					22,432,400
Sovereign Bonds (0.6%)
[4,7]	Bermuda	2.375%	8/20/30	6,730	6,887
[4,7]	Bermuda	3.375%	8/20/50	6,835	7,080
[7]	Electricite de France SA	4.875%	9/21/38	69,680	83,388
[7]	Electricite de France SA	4.950%	10/13/45	15,100	18,592
	Equinor ASA	2.450%	1/17/23	15,017	15,589
	Equinor ASA	2.650%	1/15/24	14,000	14,828
	Equinor ASA	3.700%	3/1/24	25,320	27,692
	Equinor ASA	3.250%	11/10/24	25,200	27,495
	Equinor ASA	2.875%	4/6/25	4,775	5,118
	Equinor ASA	3.125%	4/6/30	80,155	86,846
	Equinor ASA	2.375%	5/22/30	7,585	7,733
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	54,494
[4,7]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	31,403
[4]	Republic of Chile	2.550%	1/27/32	35,135	35,879
	Republic of Chile	3.100%	1/22/61	13,390	12,319
[4]	Republic of Colombia	4.000%	2/26/24	30,240	32,211
[4]	Republic of Panama	2.252%	9/29/32	56,345	53,809
[4]	Republic of Panama	3.870%	7/23/60	23,810	23,274
[4,7]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	31,189
[7]	State of Kuwait	2.750%	3/20/22	4,255	4,348
[4,7]	State of Qatar	2.375%	6/2/21	25,190	25,284
[4,7]	State of Qatar	3.875%	4/23/23	56,160	60,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	State of Qatar	3.375%	3/14/24	3,360	3,612
[4,7]	State of Qatar	4.400%	4/16/50	14,035	16,684
Total Sovereign Bonds (Cost $634,627)					685,851
Taxable Municipal Bonds (1.7%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	15,158
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	3,164
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	29,565	50,837
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	10,739
	California GO	7.350%	11/1/39	56,970	90,274
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	8,545	11,658
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	3,205	4,880
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	48,226
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	57,835	82,349
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	3,097
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	8,775	9,225
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	7,405	7,488
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	30,242
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	5,694
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	41,879
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	66,616	96,639
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	10,164	14,982
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	7,620	7,751
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	40,435	53,954
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	29,415
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	8,971
	Houston TX GO	6.290%	3/1/32	16,850	21,156
	Illinois GO	5.100%	6/1/33	30,560	34,139
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	40,756
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	5,765
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	9,923
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	63,455
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	28,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	25,949
	Massachusetts GO	2.514%	7/1/41	8,175	8,212
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	30,530	30,593
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	30,090
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	17,040	17,584
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	21,599
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	12,247
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	49,467
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	2,195	2,529
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	38,093
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	30,456
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	17,250
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	22,524
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	22,439
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	12,616
	New York State Thruway Authority	2.900%	1/1/35	16,730	17,978
	New York State Thruway Authority	3.500%	1/1/42	9,430	9,938
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	57,115	57,598
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	18,136
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	36,290
[10]	Oregon GO	3.424%	3/1/60	28,000	28,885
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	59,114
	Pennsylvania State University	2.790%	9/1/43	18,660	19,101
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	83,668
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	3,106
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	10,455	13,713
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	56,490
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	29,450
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	9,585	10,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	12,644
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	25,365
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	8,220	8,381
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	7,530
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	13,665	16,975
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	10,400	16,293
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,225	23,850
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	15,822
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	27,879
	University of California Revenue	1.316%	5/15/27	13,075	12,981
	University of California Revenue	1.614%	5/15/30	16,140	15,751
	University of California Revenue	4.601%	5/15/31	21,975	26,220
	University of California Revenue	4.765%	5/15/44	5,980	6,495
	University of California Revenue	3.931%	5/15/45	22,370	25,262
	University of Michigan	2.437%	4/1/40	13,955	13,974
	University of Michigan	2.562%	4/1/50	10,105	9,945
	University of Virginia Revenue	2.256%	9/1/50	15,335	14,103
	Utility Debt Securitization Authority NY Restructuring Bonds	3.435%	12/15/25	8,625	8,963
Total Taxable Municipal Bonds (Cost $1,631,014)					1,904,694
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (0.2%)
[12,13]	Vanguard Market Liquidity Fund	0.099%		2,090,606	209,061
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.2%)
	Bank of America Securities, LLC (Dated 2/26/21 Repurchase Value $121,000,000 collateralized by Freddie Mac 2.000%-2.500%, 2/1/51 with a value of $123,420,000)	0.020%	3/1/21	121,000	121,000
	Citigroup Global Markets Inc. (Dated 2/26/21 Repurchase Value $297,900,000 collateralized by U.S. Treasury Note/Bond 2.500%-4.375%, 11/15/39-5/15/45 with a value of $303,858,000)	0.010%	3/1/21	297,900	297,900
	Credit Agricole Securities (USA) Inc. (Dated 2/26/21 Repurchase Value $679,101,000 collateralized by U.S. Treasury Note/Bond 1.125%-2.375%, 8/15/24-10/31/26 with a value of $692,682,000)	0.010%	3/1/21	679,100	679,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Bank Securities, Inc. (Dated 2/26/21 Repurchase Value $67,600,000 collateralized by Fannie Mae 2.500%-3.000%, 11/1/50-12/1/50 with a value of $68,952,000)	0.010%	3/1/21	67,600	67,600
HSBC Bank USA (Dated 2/26/21 Repurchase Value $70,400,000 collateralized by Freddie Mac 2.500%-3.500%, 12/1/25-9/1/28 and Fannie Mae 2.500%-4.500%, 12/1/32-5/1/58 with a value of $71,808,000)	0.020%	3/1/21	70,400	70,400
HSBC Bank USA (Dated 2/26/21 Repurchase Value $32,700,000 collateralized by Treasury Inflation Indexed Note/Bond 0.875%, 1/15/29 and U.S. Treasury Bill 0.000%, 8/26/21 with a value of $33,354,000)	0.010%	3/1/21	32,700	32,700
Nomura International plc (Dated 2/26/21 Repurchase Value $873,301,000 collateralized by Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, U.S. Treasury Bill 0.000%, 4/13/21-2/24/22 and U.S. Treasury Note/Bond 0.125%-3.875%, 6/30/21-8/15/46 with a value of $890,766,000)	0.010%	3/1/21	873,300	873,300
RBC Capital Markets LLC (Dated 2/26/21 Repurchase Value $78,100,000 collateralized by Freddie Mac 2.000%-5.500%, 5/1/28-1/1/51 and Fannie Mae 2.000%-6.000%, 12/1/35-1/1/58 with a value of $79,662,000)	0.010%	3/1/21	78,100	78,100
TD Securities (USA) LLC (Dated 2/26/21 Repurchase Value $152,800,000 collateralized by U.S. Treasury Note/Bond 1.375%, 11/15/40 with a value of $155,856,000)	0.020%	3/1/21	152,800	152,800
Wells Fargo & Co. (Dated 2/26/21 Repurchase Value $54,800,000 collateralized by Fannie Mae 2.000%-3.500%, 10/1/33-3/1/51 with a value of $55,896,000)	0.030%	3/1/21	54,800	54,800
				2,427,700
U.S. Government and Agency Obligations (1.2%)
United States Treasury Bill	0.113%	3/25/21	1,000,000	999,976
United States Treasury Bill	0.222%	4/15/21	51,000	50,998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	0.076%	5/4/21	305,000	304,981
				1,355,955
Total Temporary Cash Investments (Cost $3,992,635)				3,992,716
Total Investments (100.0%) (Cost $80,041,768)				111,130,635
Other Assets and Liabilities—Net (0.0%)				(12,759)
Net Assets (100%)				111,117,876
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $202,146,000.
2	Securities with a value of $4,644,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $9,473,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value of these securities was $5,210,568,000, representing 4.7% of net assets.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $208,915,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	5,624	697,200	(4,691)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(7,852)	(1,042,107)	12,625
				7,934

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	67,522,485	5,972,313	—	73,494,798
U.S. Government and Agency Obligations	—	7,847,823	—	7,847,823
Asset-Backed/Commercial Mortgage-Backed Securities	—	772,353	—	772,353
Corporate Bonds	—	22,432,400	—	22,432,400
Sovereign Bonds	—	685,851	—	685,851
Taxable Municipal Bonds	—	1,904,694	—	1,904,694
Temporary Cash Investments	209,061	3,783,655	—	3,992,716
Total	67,731,546	43,399,089	—	111,130,635

Derivative Financial Instruments
Assets
Futures Contracts[1]	12,625	—	—	12,625
Liabilities
Futures Contracts[1]	4,691	—	—	4,691
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.